PRINCIPAL ACCOUNTING POLICIES (Details) (CNY)	12 Months Ended
Dec. 31, 2012 officer
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	30,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	99.93%
Registered capital of VIE	70,000,000
Beijing Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	40,000,000
Guangzhou Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,000,000
Shanghai Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	4,490,000
Shenzhen Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,500,000
Chengdu Ctrip | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,500,000
Chengdu Ctrip International | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,000,000
Ctrip Insurance | Shanghai Ctrip Commerce and Ctrip Computer Technology
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	50,000,000